Other Financial Assets - Major Securities Included in Equity Securities Designated as Financial Assets Measured at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Contemporary Amperex Technology Co., Ltd. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	¥ 181,366	¥ 226,938
GM Cruise Holdings LLC [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	115,556	105,916
Stanley Electric Co., Ltd. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	49,051	21,463
Mitsubishi UFJ Financial Group, Inc. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	12,296	11,026
SES AI Corporation [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income		8,307
Tokio Marine Holdings, Inc. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	8,349	¥ 7,789
Chubb Limited [Member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	¥ 7,998